Time Deposit Maturities (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Maturities of Time Deposits [Abstract]
2018	$ 2,001,083
2019	612,010
2020	155,788
2021	131,580
2022	406,963
2023 and after	15,497
Total	$ 3,322,921